Principal joint operations - Summary of principle joint operations (Detail)	12 Months Ended
Dec. 31, 2022
Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Group interest (%)	25.10%
Tomago Aluminium Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Tomago Aluminium Joint Venture
Principal activities	Aluminium smelting
Group interest (%)	51.60%
Gladstone Power Station Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Gladstone Power Station Joint Venture
Principal activities	Power generation
Group interest (%)	42.10%
Hope Downs Joint Venture
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Hope Downs Joint Venture
Principal activities	Iron ore mining
Group interest (%)	50.00%
Queensland Alumina Limited
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Queensland Alumina Limited
Principal activities	Alumina production
Group interest (%)	80.00%
Pilbara Iron Arrangements
Disclosure of joint operations [line items]
Country of incorporation/operation	Australia
Company of incorporation/operation	Pilbara Iron Arrangements
Principal activities	Infrastructure, corporate and mining services
New Zealand Aluminium Smelters Limited
Disclosure of joint operations [line items]
Country of incorporation/operation	New Zealand
Company of incorporation/operation	New Zealand Aluminium Smelters Limited
Principal activities	Aluminium smelting
Group interest (%)	79.40%
Aluminerie Alouette Inc.
Disclosure of joint operations [line items]
Country of incorporation/operation	Canada
Company of incorporation/operation	Aluminerie Alouette Inc.
Principal activities	Aluminium production
Group interest (%)	40.00%
Pechiney Reynolds Quebec Inc
Disclosure of joint operations [line items]
Country of incorporation/operation	US
Company of incorporation/operation	Pechiney Reynolds Quebec Inc
Principal activities	Aluminium smelting
Group interest (%)	50.20%
Pechiney Reynolds Quebec Inc | Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Principal activities	aluminium smelter
Group interest (%)	50.10%
Company of operation	Aluminerie de Bécancour, Inc.